Intangible Assets, Net - Additional Information (Details) - Jun. 23, 2022 MOP$ in Millions, $ in Millions	MOP (MOP$)	USD ($)
Venetian Macau Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Gaming subconcession extension fee paid	MOP$ 47	$ 6